SCHEDULE OF REVENUES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 108,167	¥ 786,068	¥ 658,537	$ 199,728	¥ 1,418,047	¥ 771,294
Less: revenues from the discontinued operations			(38,861)	(7,350)	(52,182)	(47,221)
Revenues from the continuing operations	108,167	786,068	619,676	192,378	1,365,865	724,073
Vocational Education Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,524	32,875	101,506	25,216	179,031	68,663
Employee Management Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	94,003	683,138	452,066	145,613	1,033,837	563,273
HR Recruitment Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,685	12,243	48,945	10,631	75,479	110,991
Market Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 7,955	¥ 57,812	¥ 56,020	$ 18,268	¥ 129,700	¥ 28,367